Adoption of IFRS 17 ‘Insurance Contracts' - Summary of significant effects in the financial position (Parenthetical) (Details) - Amount under IFRS 4 ₩ in Millions	Jan. 01, 2022 KRW (₩)
Disclosure of Significant Effects in Financial Position [Line Items]
Separate account assets	₩ 9,501,135
Seperate account liabilities	₩ 9,834,894